UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       7-31-06
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     165
                                            -------------------------

Form 13F Information Table Value Total:     $486,006
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Acme United Corporation        com 004816104  293      20000  SH        SOLE           20000
ACCO Brands Corporation        com 00081T108 1888      86200  SH        SOLE           86200
ADTRAN, Inc.                   com 00738a106 2861     127550  SH        SOLE           127550
Alberto Culver Co.             com 013068101  828      17000  SH        SOLE           17000
Alliant Techsystems Inc.       com 018804104 1374      18000  SH        SOLE           18000
Alltel Corporation             com 020039103 2264      35475  SH        SOLE           35475
American Safety Insurance      com g02995101 3407     206500  SH        SOLE           206500
American Science & Engineering com 029429107 2548      44000  SH        SOLE           44000
American Woodmark Corporation  com 030506109 5431     155000  SH        SOLE           155000
AMETEK Inc.                    com 031100100 1999      42200  SH        SOLE           42200
Anadarko Petroleum Corporation com 032511107 1678      35200  SH        SOLE           35200
Automatic Data Processing,Inc. com 053015103 3571      78740  SH        SOLE           78740
Avery Dennison Corporation     com 053611109 1107      19060  SH        SOLE           19060
BB&T Corporation               com 066821109 3601      86600  SH        SOLE           86600
Balchem Corporation            com 057665200 1597      71000  SH        SOLE           71000
Beckman Coulter, Inc.          com 075811109 4844      87200  SH        SOLE           87200
Bed Bath and Beyond Inc.       com 075896100 1761      53100  SH        SOLE           53100
Berkshire Hathaway CLB         com 084670207 1646        541  SH        SOLE           541
Black & Decker Corp.           com 091797100 1976      23400  SH        SOLE           23400
Biomet, Inc.                   com 090613100 1906      60900  SH        SOLE           60900
Briggs & Stratton Corp.        com 109043109  255       8200  SH        SOLE           8200
Brown & Brown,Inc.             com 115236101 1926      65900  SH        SOLE           65900
Brunswick Corporation          com 117043109  598      18000  SH        SOLE           18000
Caterpillar Inc.               com 149123101 2115      28400  SH        SOLE           28400
C.R. Bard, Inc.                com 067383109 2205      30100  SH        SOLE           30100
Century Bancorp, Inc.          com 156432106 1269      51800  SH        SOLE           51800
CenturyTel, Inc.               com 156700106  928      25000  SH        SOLE           25000
Champion Enterprises, Inc.     com 158496109  552      50000  SH        SOLE           50000
Chattem, Inc.                  com 162456107 5820     191650  SH        SOLE           191650
CheckPoint Software
  Technologies, Ltd.           com M22465104 1408      80000  SH        SOLE           80000
Christopher & Banks Corp.      com 171046105 4631     159700  SH        SOLE           159700
Citigroup Inc.                 com 172967101  669      13866  SH        SOLE           13866
CLARCOR Inc.                   com 179895107 1841      61800  SH        SOLE           61800
Coach Inc.                     com 189754104  577      19300  SH        SOLE           19300
Comerica Inc.                  com 200340107  452       8700  SH        SOLE           8700
ConocoPhillips                 com 20825C104 3302      50396  SH        SOLE           50396
Core Laboratories N.V.         com N22717107 1935      31700  SH        SOLE           31700
Corinthian Colleges, Inc.      com 218868107  188      13100  SH        SOLE           13100
Countrywide Financial
  Corporation                  com 222372104 1173      30800  SH        SOLE           30800
Craftmade International,Inc.   com 22413E10410199     608900  SH        SOLE           608900
Danaher Corp.                  com 235851102 1968      30600  SH        SOLE           30600
Diamond Offshore Drilling, Inc.com 25271C102 1326      15800  SH        SOLE           15800
Diebold Incorporated           com 253651103 6812     167700  SH        SOLE           167700
Dollar Tree Stores, Inc.       com 25674710610402     392550  SH        SOLE           392550
Donaldson Company, Inc.        com 257651109 2080      61400  SH        SOLE           61400
Dover Corporation              com 260003108 1626      32900  SH        SOLE           32900
Duke Energy Corporation        com 26441c105  421      14350  SH        SOLE           14350
Duke Realty Corporation        com 264411505  422      12000  SH        SOLE           12000
Emerson Electric Co.           com 291011104 1133      13519  SH        SOLE           13519
EnCana Corporation             com 292505104 1053      20000  SH        SOLE           20000
Everest Re Group, Ltd.         com 012268483 4432      51200  SH        SOLE           51200
Expeditors International       com 302130109 2475      44200  SH        SOLE           44200
Exxon Mobil Corporation        com 302290101 2681      43703  SH        SOLE           43703
FPL Group, Inc.                com 302571104 1593      38500  SH        SOLE           38500
FactSet Research Systems Inc.  com 303075105 2410      50950  SH        SOLE           50950
First Data Corporation         com 319963104 1214      26950  SH        SOLE           26950
First Marblehead Corporation   com 320771108 1526      26800  SH        SOLE           26800
Fleetwood Enterprises Inc.     com 339099103  279      37000  SH        SOLE           37000
Fortune Brands Inc.            com 349631101 2421      34100  SH        SOLE           34100
Franklin Electric Company      com 353514102 2390      46300  SH        SOLE           46300
Fremont Michigan InsuraCorp    com 357365105  954      25450  SH        SOLE           25450
Gallagher & Co., (Arthur J.)   com 363576109 3076     121400  SH        SOLE           121400
General Dynamics Corporation   com 369550108 8600     131380  SH        SOLE           131380
Gentex Corporation             com 371901109 8470     605000  SH        SOLE           605000
Genuine Parts Company          com 372460105 2491      59800  SH        SOLE           59800
Graco Inc.                     com 38410910411143     242350  SH        SOLE           242350
Harley Davidson, Inc.          com 412822108 4122      75100  SH        SOLE           75100
Harris Corporation             com 413875105  158       3800  SH        SOLE           3800
Health Care Property           com 421915109 2078      77700  SH        SOLE           77700
Henry Schein Inc.              com 806407102  467      10000  SH        SOLE           10000
Hibbett Sporting Goods, Inc.   com 428565105 1183      49500  SH        SOLE           49500
Hormel Foods Corporation       com 440452100  742      20000  SH        SOLE           20000
Home Depot, Inc.               com 437076102  773      21605  SH        SOLE           21605
Host Hotels & Resorts          com 44107p104  507      23200  SH        SOLE           23200
Huntington Bancshares Inc.     com 446150104  353      15000  SH        SOLE           15000
I. Gordon Corporation          com 382784106  346      16499  SH        SOLE           16499
Input/Output, Inc.             com 45765210511915    1260900  SH        SOLE           1260900
ITT Industries, Inc.           com 450911102 1911      38600  SH        SOLE           38600
J.M. Smucker Company           com 832696405  805      18000  SH        SOLE           18000
Johnson Controls, Inc.         com 478366107 2935      35700  SH        SOLE           35700
Jones Apparel Group Inc.       com 480074103  497      15625  SH        SOLE           15625
K-Swiss Inc. - Class A         com 482686102  465      17400  SH        SOLE           17400
Kellogg Corporation            com 487836108 3274      67600  SH        SOLE           67600
Kimberly Clark Corp.           com 316773100  268       4350  SH        SOLE           4350
Kinectic Concepts, Inc.        com 49460W20825210     571000  SH        SOLE           571000
Landstar System, Inc.          com 515098101 2191      46400  SH        SOLE           46400
Layne Christensen Company      com 521050104  771      27200  SH        SOLE           27200
Leggett & Platt, Inc.          com 52466010710239     409900  SH        SOLE           409900
Leucadia National Corporation  com 527288104  919      31500  SH        SOLE           31500
Lexmark International, Inc.    com 529771107 1178      21100  SH        SOLE           21100
Lifetime Brands Inc.           com 53222q10320061     925768  SH        SOLE           925768
Lincare Holdings Inc.          com 532791100 1760      46500  SH        SOLE           46500
MBIA Inc.                      com 55262C100  363       6200  SH        SOLE           6200
Mackinac Financial Corporation com 554571109  422      41000  SH        SOLE           41000
Manor Care, Inc.               com 564055101 6907     147200  SH        SOLE           147200
Matthews International Corp.   com 577128101  258       7500  SH        SOLE           7500
Maritrans Inc.                 com 570363101  498      20000  SH        SOLE           20000
Marine Products Corp           com 568427108  146      15000  SH        SOLE           15000
Masco Corporation              com 574599106  829      28000  SH        SOLE           28000
McCormick & Co. Inc.           com 579780206 2852      85000  SH        SOLE           85000
Meadowbrook Insurance          com 58319p108 7292     876500  SH        SOLE           876500
Mettler-Toledo Intl Inc.       com 592688105 1932      31900  SH        SOLE           31900
Mine Safety Appliances Company com 602720104 7807     194200  SH        SOLE           194200
Mohawk Industries Inc.         com 608190104 5433      77230  SH        SOLE           77230
Mylan Laboratories             com 628530107 4890     244500  SH        SOLE           244500
National City Corporation      com 635405103 2577      71200  SH        SOLE           71200
National Dentex Corporation    com 63563h109 1392      60000  SH        SOLE           60000
National Fuel Gas              com 636180101  351      10000  SH        SOLE           10000
Neogen Corporation             com 640491106 4168     218000  SH        SOLE           218000
Newell Rubbermaid Inc.         com 651229106 1266      49000  SH        SOLE           49000
Nobel Learning
  Communities, Inc.            com 654889104  201      20000  SH        SOLE           20000
North Fork Bancorporation, Inc.com 659424105 1973      65400  SH        SOLE           65400
Occidental Petroleum Corp.     com 674599105 2348      22900  SH        SOLE           22900
PACCAR, Inc.                   com 703395103  412       5000  SH        SOLE           5000
PICO Holdings, Inc.            com 693366205  755      23400  SH        SOLE           23400
Patterson Companies Inc.       com 703395103 1939      55500  SH        SOLE           55500
Patterson-UTI Energy, Inc.     com 703414102  211       7450  SH        SOLE           7450
Pharmaceutical HOLDR           com 71712a206  478       6800  SH        SOLE           6800
Pinnacle West Capital Corp.    com 723484101  639      16000  SH        SOLE           16000
Plum Creek Timber Company, Inc.com 729251108  774      21800  SH        SOLE           21800
Polaris Industries Inc.        com 731068102 2022      46700  SH        SOLE           46700
Prestige Brands Holdings, Inc. com 74112d101  399      40000  SH        SOLE           40000
ProQuest Company               com 74346P102  646      52600  SH        SOLE           52600
Pulte Homes Inc.               com 74586710118739     650900  SH        SOLE           650900
RC2 Corporation                com 749388104 7539     195000  SH        SOLE           195000
Rockwell Collins, Inc.         com 774341101 2402      43000  SH        SOLE           43000
Ross Stores, Inc.              com 778296103 7129     254150  SH        SOLE           254150
RPM International, Inc.        com 749685103 1629      90500  SH        SOLE           90500
SEI Investments Co.            com 784117103 2297      47000  SH        SOLE           47000
SEMCO Energy, Inc.             com 78412d109 2307     415000  SH        SOLE           415000
Schering-Plough                com 806605101  476      25050  SH        SOLE           25050
Sherwin Williams Co.           com 824348106 4890     103000  SH        SOLE           103000
Simpson Manufacturing Co., Inc.com 829073105 4686     130000  SH        SOLE           130000
Southwestern Energy Company    com 845467109 3085      99000  SH        SOLE           99000
Sparton Corp.                  com 847235108 2097     246732  SH        SOLE           246732
Stanley Furniture Company      com 854305208 2397     100000  SH        SoLE           100000
Stericycle, Inc.               com 858912108  814      12500  SH        SOLE           12500
Stratsys, Inc.                 com 862685104 7026     238500  SH        SOLE           238500
Strattec Security Corporation  com 863111100 1834      36830  SH        SOLE           36830
Stryker Corp.                  com 863667101 1554      36900  SH        SOLE           36900
Student Loan Corporation       com 86390210212458      61675  SH        SOLE           61675
Superior Uniform Group Inc.    com 868358102 1362     104000  SH        SOLE           104000
Synovus Financial Corp.        com 87161c105 3915     146200  SH        SOLE           146200
TCF Financial Corporation      com 872275102 1732      65500  SH        SOLE           65500
Teleflex Inc.                  com 879369106 1080      20000  SH        SOLE           20000
The Goldman Sachs Group, Inc.  com 38141G104  805       5350  SH        SOLE           5350
The Southern Company           com 842587107  626      19550  SH        SOLE           19550
The ServiceMaster Company      com 81760n109 1840     178100  SH        SOLE           178100
The Stanley Works              com 854616109  944      20000  SH        SOLE           20000
The Toro Company               com 891092108 1938      41500  SH        SOLE           41500
Thor Industries, Inc.          com 88516010112568     259400  SH        SOLE           259400
Toll Brothers Inc.             com 889478103  534      20900  SH        SOLE           20900
Transocean Inc.                com G90078109 1663      20700  SH        SOLE           20700
TVI Corporation                com 872916101 4324    1225000  SH        SOLE           1225000
Unico American Corporation     com 904607108 5573     521845  SH        SOLE           521845
United Bankshares,Inc.         com 909907107  952      26000  SH        SOLE           26000
United Fire & Casualty         com 910331107 2260      75000  SH        SOLE           75000
VF Corporation                 com 918204108 2717      40000  SH        SOLE           40000
Washington Real Estate
  Investment Trust             com 939653101 1050      28600  SH        SOLE           28600
Waters Corporation             com 941848103 8414     189500  SH        SOLE           189500
Weyco Group, Inc.              com 962149100  929      40000  SH        SOLE           40000
XTO Energy Inc.                com 98385x106 3710      83797  SH        SOLE           83797
Yak Communications Inc.        com 984208207 1285     432524  SH        SOLE           432524
Zale Corporation               com 988858106 4758     197500  SH        SOLE           197500
Zebra Technologies Corporation com 989207105 8239     241200  SH        SOLE           241200